ASSETS AND LIABILITIES HELD FOR SALE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 25, 2022	Mar. 31, 2023	Dec. 23, 2022	Jun. 30, 2022
ASSETS AND LIABILITIES HELD FOR SALE
Percentage Of Shares Sold		40.00%
Income From Sale Of Assets		$ 125,000
Sale of investment	$ 46,915
Par Value Of Common Stock	$ 0.05		$ 0.13	$ 0.14